The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2026

I. Effective as of the date hereof, the information appearing under the heading “Redemption Information" is deleted in its entirety and replaced with the relevant information below.

The Funds will normally make redemptions in cash for shareholders who hold shares that are registered in their own name. Each Fund typically expects to send (via check, wire, or ACH) redemption payments to such shareholders within two business days after the transfer agent’s receipt of a redemption request in Good Order (as defined on page 61). For accounts held through financial intermediaries or financial intermediary programs, the length of time that a Fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreements governing such arrangements. For redemption proceeds for intermediary held accounts that are paid either directly to you from a Fund or to your financial intermediary for transmittal to you, the Fund typically expects to make payments by wire, by ACH, or by issuing a check on the next business day following receipt of a redemption request in Good Order. Shareholders will not receive interest on uncashed redemption checks. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption request in Good Order. The financial intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Notwithstanding the above, under certain circumstances and when deemed to be in the best interest of a Fund, redemption proceeds may take up to seven calendar days to be sent after receipt of a redemption request in Good Order. Shareholder receipt of redemption proceeds may be delayed, or the right to receive redemption proceeds suspended, beyond 7 days, if the New York Stock Exchange (the “NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC. If a redemption request is submitted before a Fund has collected the entire payment for the purchase of shares, the Fund may delay distribution of your redemption proceeds until payment in full is collected, which may take up to 15 calendar days. The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

The Funds typically expect to satisfy redemption requests solely in cash by either using available cash on hand (or cash equivalents) and/or by selling portfolio securities to raise such cash. The Funds may use other methods to satisfy redemption requests solely in cash, including using a committed line of credit or participating in an inter-fund lending program in reliance upon and in conformity with exemptive relief issued by the SEC. These methods may be used during both normal and stressed market conditions.

To the extent consistent with applicable laws, rules, and regulations, the Funds reserve the right to satisfy a shareholder’s redemption request through the distribution of a Fund’s portfolio securities to such shareholder in full or partial satisfaction of such redemption request. The distribution of a Fund’s portfolio securities to a shareholder in full or partial satisfaction of a redemption request is often referred to as a “redemption-in-kind.” A Fund may, in its discretion, accept large purchase orders from one or more financial institutions that are willing, upon their submission of redemption requests, to receive redemptions-in-kind rather than cash (“Redemption In-Kind Programs”). A Fund may effect a redemption-in-kind for a variety of reasons, including: (i) to manage liquidity risk (i.e., the risk that the Fund may not be able to meet redemption requests, particularly large redemption requests, without significant dilution of the interests of the non-redeeming Fund shareholders); (ii) for portfolio optimization (i.e., the Fund desires to alter the composition of its securities portfolio; and (iii) for such other reasons as are identified by Royce, subject to the approval of Board. In order to complete a redemption-in-kind, Royce and the Fund generally must determine that such redemption-in-kind: (i) is more advantageous to the Fund (e.g., lower transaction costs, reduced market impact, or favorable tax consequences) than directly selling portfolio securities; (ii) will not favor redeeming shareholders to the detriment of the non-redeeming Fund shareholders or the Fund; and (iii) is in the best interests of the Fund. Because shareholders that receive portfolio securities from a Fund as part of a redemption-in-kind may sell some or all of such securities or engage in other market making transactions involving such securities, no assurance can be given that such actions will not negatively affect the market value of the portfolio securities distributed as part of the redemption-in-kind and, in turn, the net asset value per share of the Fund.

Subject to compliance with the Trust’s policies and procedures relating to redemptions-in-kind and applicable laws, rules, and regulations, a shareholder will receive either a pro rata basket of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares, and odd-lot numbers of shares), or a custom basket of the Fund’s portfolio securities selected by Royce, as part of any redemption-in-kind. To the extent a pro rata basket of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares, and odd-lot numbers of shares) distributed to a redeeming shareholder is not based upon such Fund’s most recent publicly available portfolio holdings, the Fund will disclose on its website (https://www.royceinvest.com), on or around the time of such redemption-in-kind, its portfolio holdings as of the date of such redemption-in-kind. Royce may, in its discretion, omit a security held by a Fund from a custom basket, or adjust the weighting of a security included in a custom basket relative to a Fund’s investment portfolio, when processing a redemption-in-kind for a variety of reasons, including, without limitation, transaction costs, market impact, tax efficiency, operational or other restrictions or limitations on transfer, news relating to the issuer of such securities, changes in the applicable Fund’s investment strategy and portfolio holdings, possession by Royce or the redeeming shareholder of material nonpublic information related to the relevant security, corporate actions, or because the relevant security is being “fair valued.” All portfolio securities distributed in connection with a redemption-in-kind will be valued for such purposes at the same value assigned to them in calculating the relevant Fund’s net asset value per share.

Redemptions-in-kind are typically effected by delivering the relevant portfolio securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. Redeeming shareholders will bear market, liquidity, and other risks associated with all securities received as part of a redemption-in-kind. Redeeming shareholders may also have to pay transaction costs to dispose of such securities and may incur adverse tax consequences in connection with the redemption-in-kind.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below a Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds from any involuntary redemptions would be paid promptly to the shareholder.

II. Effective as of the date hereof, the information appearing in the second paragraph under the heading “Frequent Trading of Fund Shares" is deleted in its entirety and replaced with the relevant information below.

The Board has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. As a result, the Board has adopted a policy that is intended to detect and discourage excessive trading and market timing abuses (i.e., from trading that could be detrimental to long-term shareholders of the Funds) (the “Policy”). The Policy does not, however, apply to transactions arising from Redemption-in-Kind Programs.

October 23, 2026

ISI-RIK-1026

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2026

I. Effective as of the date hereof, the information appearing under the heading “Redemption Information" is deleted in its entirety and replaced with the relevant information below.

The Funds will normally make redemptions in cash for shareholders who hold shares that are registered in their own name. Each Fund typically expects to send (via check, wire, or ACH) redemption payments to such shareholders within two business days after the transfer agent’s receipt of a redemption request in Good Order (as defined on page 61). For accounts held through financial intermediaries or financial intermediary programs, the length of time that a Fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreements governing such arrangements. For redemption proceeds for intermediary held accounts that are paid either directly to you from a Fund or to your financial intermediary for transmittal to you, the Fund typically expects to make payments by wire, by ACH, or by issuing a check on the next business day following receipt of a redemption request in Good Order. Shareholders will not receive interest on uncashed redemption checks. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption request in Good Order. The financial intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Notwithstanding the above, under certain circumstances and when deemed to be in the best interest of a Fund, redemption proceeds may take up to seven calendar days to be sent after receipt of a redemption request in Good Order. Shareholder receipt of redemption proceeds may be delayed, or the right to receive redemption proceeds suspended, beyond 7 days, if the New York Stock Exchange (the “NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC. If a redemption request is submitted before a Fund has collected the entire payment for the purchase of shares, the Fund may delay distribution of your redemption proceeds until payment in full is collected, which may take up to 15 calendar days. The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

The Funds typically expect to satisfy redemption requests solely in cash by either using available cash on hand (or cash equivalents) and/or by selling portfolio securities to raise such cash. The Funds may use other methods to satisfy redemption requests solely in cash, including using a committed line of credit or participating in an inter-fund lending program in reliance upon and in conformity with exemptive relief issued by the SEC. These methods may be used during both normal and stressed market conditions.

To the extent consistent with applicable laws, rules, and regulations, the Funds reserve the right to satisfy a shareholder’s redemption request through the distribution of a Fund’s portfolio securities to such shareholder in full or partial satisfaction of such redemption request. The distribution of a Fund’s portfolio securities to a shareholder in full or partial satisfaction of a redemption request is often referred to as a “redemption-in-kind.” A Fund may, in its discretion, accept large purchase orders from one or more financial institutions that are willing, upon their submission of redemption requests, to receive redemptions-in-kind rather than cash (“Redemption In-Kind Programs”). A Fund may effect a redemption-in-kind for a variety of reasons, including: (i) to manage liquidity risk (i.e., the risk that the Fund may not be able to meet redemption requests, particularly large redemption requests, without significant dilution of the interests of the non-redeeming Fund shareholders); (ii) for portfolio optimization (i.e., the Fund desires to alter the composition of its securities portfolio; and (iii) for such other reasons as are identified by Royce, subject to the approval of Board. In order to complete a redemption-in-kind, Royce and the Fund generally must determine that such redemption-in-kind: (i) is more advantageous to the Fund (e.g., lower transaction costs, reduced market impact, or favorable tax consequences) than directly selling portfolio securities; (ii) will not favor redeeming shareholders to the detriment of the non-redeeming Fund shareholders or the Fund; and (iii) is in the best interests of the Fund. Because shareholders that receive portfolio securities from a Fund as part of a redemption-in-kind may sell some or all of such securities or engage in other market making transactions involving such securities, no assurance can be given that such actions will not negatively affect the market value of the portfolio securities distributed as part of the redemption-in-kind and, in turn, the net asset value per share of the Fund.

Subject to compliance with the Trust’s policies and procedures relating to redemptions-in-kind and applicable laws, rules, and regulations, a shareholder will receive either a pro rata basket of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares, and odd-lot numbers of shares), or a custom basket of the Fund’s portfolio securities selected by Royce, as part of any redemption-in-kind. To the extent a pro rata basket of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares, and odd-lot numbers of shares) distributed to a redeeming shareholder is not based upon such Fund’s most recent publicly available portfolio holdings, the Fund will disclose on its website (https://www.royceinvest.com), on or around the time of such redemption-in-kind, its portfolio holdings as of the date of such redemption-in-kind. Royce may, in its discretion, omit a security held by a Fund from a custom basket, or adjust the weighting of a security included in a custom basket relative to a Fund’s investment portfolio, when processing a redemption-in-kind for a variety of reasons, including, without limitation, transaction costs, market impact, tax efficiency, operational or other restrictions or limitations on transfer, news relating to the issuer of such securities, changes in the applicable Fund’s investment strategy and portfolio holdings, possession by Royce or the redeeming shareholder of material nonpublic information related to the relevant security, corporate actions, or because the relevant security is being “fair valued.” All portfolio securities distributed in connection with a redemption-in-kind will be valued for such purposes at the same value assigned to them in calculating the relevant Fund’s net asset value per share.

Redemptions-in-kind are typically effected by delivering the relevant portfolio securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. Redeeming shareholders will bear market, liquidity, and other risks associated with all securities received as part of a redemption-in-kind. Redeeming shareholders may also have to pay transaction costs to dispose of such securities and may incur adverse tax consequences in connection with the redemption-in-kind.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below a Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds from any involuntary redemptions would be paid promptly to the shareholder.

II. Effective as of the date hereof, the information appearing in the second paragraph under the heading “Frequent Trading of Fund Shares" is deleted in its entirety and replaced with the relevant information below.

The Board has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. As a result, the Board has adopted a policy that is intended to detect and discourage excessive trading and market timing abuses (i.e., from trading that could be detrimental to long-term shareholders of the Funds) (the “Policy”). The Policy does not, however, apply to transactions arising from Redemption-in-Kind Programs.

October 23, 2026

CR-RIK-1026